Offerings - Offering: 1	Jan. 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	16,402,767
Proposed Maximum Offering Price per Unit	12.56
Maximum Aggregate Offering Price	$ 206,018,753.52
Fee Rate	0.01381%
Amount of Registration Fee	$ 28,451.19
Offering Note	Rule 457(c) Fee Calculation Details

Pursuant to Rule 416 under the Securities Act, there are also being registered such indeterminate number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends, or similar transactions.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) promulgated under the Securities Act. Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low reported trading prices of Trailblazer Merger Corporation I Common Stock as reported on Nasdaq on January 27, 2026, such date being within five business days of the date that this Registration Statement was filed with the SEC.